Share-based payments (Tables)	12 Months Ended
Dec. 31, 2014
Share-based payments [Abstract]
Restricted Shares Granted

Restricted shares granted to directors and employees	Vesting Period from grant date	Number of restricted shares	Weighted-average grant-date fair value
			(US$)

Outstanding, January 1, 2014		—	—
Granted on June 17, 2014 (Note(a))	2 to 48 months	12,200,080	3.3773
Granted on August 20, 2014	3 years	60,000	4.9650
Granted on October 1, 2014	4 years	660,000	4.0850
Granted on December 5, 2014	4 years	100,000	4.4925
Granted on December 9, 2014	4 years	6,000	4.1075
Forfeited		—	—
Outstanding, December 31, 2014		13,026,080	3.4294

Expected to vested at December 31, 2014		732,719	3.3773

Stock Option Activities

Options granted to employees	Number of options	Weighted- average exercise price per share	Weighted- average grant date fair value per share of share option	Weighted- average grant date fair value per share	Weighted- average remaining contractual term	Aggregate intrinsic value
		(US$)	(US$)	(US$)	(years)	(US$)

Outstanding, January 1, 2012	—	—		—	—	—

Grant-as a replacement of Shenzhen iDreamSky share options (Note (i))	2,390,000	0.039	0.162	0.198

New grant (Note (ii))	830,000	0.048

Outstanding, December 31, 2012	3,220,000	0.040	0.162	0.198	8.69	879,800 (equivalent to RMB5,530,000)

Forfeiture	(450,000)	0.048

Outstanding, December 31, 2013	2,770,000	0.040	0.162	0.198	7.69	2,837,856 (equivalent to RMB17,302,000)

Forfeiture	(80,000)	0.048

Outstanding, December 31, 2014	2,690,000	0.040	0.162	0.198	6.69	11,378,700 (equivalent to RMB69,626,000)

Exercisable at December 31, 2014	2,307,500	0.040	0.162	0.198	6.69	9,760,725 (equivalent to RMB59,726,000)

Fair Value Assumptions

Grant date

Risk-free interest rate	1.57%
Volatility	58.97%
Dividend yield	—